Covered Assets and Indemnification Asset (Details 3) (Covered loans, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014 item	Dec. 31, 2013 item
Impaired loans
Non-accrual loans		$ 1,797
Secured
Impaired loans
Non-accrual loans		91
Unsecured
Impaired loans
Non-accrual loans		882
Secured by commercial properties
Impaired loans
Non-accrual loans		40
Secured by residential properties
Impaired loans
Non-accrual loans		209
Residential construction loans
Impaired loans
Non-accrual loans		575
PCI loans
Impaired loans
Unpaid Contractual Principal Balance		1,069,249
Recorded Investment with No Allowance		728,274
Recorded Investment with Allowance		882
Total Recorded Investment		729,156
Related Allowance		882
Average investment		364,579
Number of loans modified in a TDR	0	0
PCI loans | Secured
Impaired loans
Unpaid Contractual Principal Balance		43,867
Recorded Investment with No Allowance		28,520
Total Recorded Investment		28,520
Average investment		14,260
PCI loans | Unsecured
Impaired loans
Unpaid Contractual Principal Balance		16,280
Recorded Investment with No Allowance		9,008
Recorded Investment with Allowance		882
Total Recorded Investment		9,890
Related Allowance		882
Average investment		4,945
PCI loans | Secured by commercial properties
Impaired loans
Unpaid Contractual Principal Balance		528,785
Recorded Investment with No Allowance		365,306
Total Recorded Investment		365,306
Average investment		182,653
PCI loans | Secured by residential properties
Impaired loans
Unpaid Contractual Principal Balance		288,859
Recorded Investment with No Allowance		199,372
Total Recorded Investment		199,372
Average investment		99,686
PCI loans | Residential construction loans
Impaired loans
Unpaid Contractual Principal Balance		8,341
Recorded Investment with No Allowance		4,705
Total Recorded Investment		4,705
Average investment		2,353
PCI loans | Commercial construction loans and land development
Impaired loans
Unpaid Contractual Principal Balance		183,117
Recorded Investment with No Allowance		121,363
Total Recorded Investment		121,363
Average investment		60,682
Other than PCI
Impaired loans
Total Recorded Investment		$ 900